BASIS OF PREPARATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Bank [member]
BASIS OF PREPARATION (Details) [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	£ 76
The Group [member]
BASIS OF PREPARATION (Details) [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, assets	£ 76	£ 74	£ 74